JPMorgan Preferred and Income Securities Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
R6 Shares [Member] | JPMorgan Preferred and Income Securities Fund | Class R6
Prospectus [Line Items]
Annual Return [Percent]	11.10%	7.97%